Share-based payments transactions - Share Options (Details) - Global Blue Management Incentive Plan shares in Thousands, share in Thousands, € in Millions		12 Months Ended
	Jun. 25, 2019 share $ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2023 EUR (€) share	Mar. 31, 2022 share $ / shares	Mar. 31, 2021 share $ / shares	Sep. 14, 2022 shares	Oct. 23, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | share			0	0	8,457
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share) | $ / shares		$ 0		$ 0	$ 11.40
Incremental fair value granted, modified share-based payment arrangements | €			€ 0.7
Incremental fair value granted modified share based payment arrangements recognized as expense | €			0.5
Incremental fair value granted modified share based payment arrangements expected to be recognized as expense | €			0.2
SOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | share	500
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share) | $ / shares	$ 10.59
SOP 2019 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	50.00%
SOP 2019 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	50.00%
SOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)							7,970
SOP 2020 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)							2,989
SOP 2020 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)							997
SOP 2020 | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)							1,992
SOP 2020 | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)							1,992
SOP 2020 MOD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)						2,749
Incremental fair value granted, modified share-based payment arrangements | €			0.9
Incremental fair value granted modified share based payment arrangements recognized as expense | €			0.7
Incremental fair value granted modified share based payment arrangements expected to be recognized as expense | €			€ 0.2
SOP 2020 MOD | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)						1,031
SOP 2020 MOD | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)						344
SOP 2020 MOD | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)						687
SOP 2020 MOD | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)						687